DEBT (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 11, 2023	May 29, 2020	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2023	Jul. 31, 2023	Mar. 31, 2023	Dec. 31, 2020	Oct. 03, 2014
Note Interest Rate		3.75%								8.00%
Exercisable price per share				$ 1.06		$ 0.85	$ 0.70	$ 0.99
Fair value outstanding amount			$ 30,808	$ 42,130	$ 39,730
Convertible notes payable			555,720	0
SAFE investments					175,000				$ 175,000
Line of credit			$ 30,000	$ 30,000	$ 30,000					$ 30,000
Conversion of Stock, Shares Issued				329,183	329,183
Loans Received		$ 20,400
Maturity note		March 2050
Description of Monthly payments		The note requires $100 monthly payments beginning in May 2022 until maturity
P C Ventures [Member]
Exercisable price per share	$ 0.85
Accrued and unpaid interest	$ 78,929
Warrants purchase shares	3,127,858
Additional debt discount	$ 1,563,929
Note payable balance	$ 1,563,929
Interest rate	14.00%
Warrants vested, value	$ 3,309,045
On January 11, 2022 [Member]
Note Interest Rate			10.00%	10.00%
Convertible notes payable			$ 1,485,000	$ 1,485,000
Issuance of debt discount			$ 135,000	$ 135,000
Description of short term debt			quarterly interest payments with the principal due at maturity on January 11, 2023	quarterly interest payments with the principal due at maturity on January 11, 2023
Description of warrants				2,700,000 warrants exercisable at $0.25 per share (Note 5). The warrants were fully vested at issuance and expire on July 11, 2023
Fair value of warrants				$ 1,958,000
Additional discount on debt				$ 799,128
November 7, 2022 and December 21, 2022 [Member]
Note Interest Rate				7.00%
Convertible notes payable				$ 440,000
Issuance of debt discount				$ 400,000
Description of warrants				300,000 warrants exercisable at $1.00 per share (Note 5). The warrants were fully vested at issuance and expire from November 7, 2024 to December 21, 2024
Fair value of warrants				$ 343,909
Additional discount on debt				40,000
Cash proceeds				400,000
Guaranteed interest on principal balance				$ 15,400
Share issued for financing cost				23,706
Share issued for financing cost, value				$ 30,256
Derivative liability issuance				355,860
Ten monthly payments				23,540
Derivative liability				$ 699,769
Common stock returnable commitment shares debt				160,000
From July 29, 2022 to September 29, 2022 [Member]
Note Interest Rate				10.00%
Convertible notes payable				$ 580,000
Description of short term debt				quarterly interest payments with the principal due at maturity eighteen months from issuance.
Description of warrants				580,000 warrants exercisable at $1.00 per share (Note 5). The warrants were fully vested at issuance and expire from January 29, 2024
Fair value of warrants				$ 842,000
Additional discount on debt				$ 343,250
November 9, 2022 to November 15, 2022 [Member]
Note Interest Rate				10.00%
Convertible notes payable				$ 125,000
Description of warrants				125,000 warrants exercisable at $1.00 per share (Note 5). The warrants were fully vested at issuance and expire from January 29, 2024 to November 15, 2024
Fair value of warrants				$ 163,091
Additional discount on debt				125,000
From January 24 2023 to June 6 2023 [Member]
Note Interest Rate			14.00%
Convertible notes payable			$ 2,564,950
Description of short term debt			The convertible notes, which have identical terms, require quarterly interest payments with the principal due at maturity eighteen months from issuances and are convertible at $3.20 per share of common stock
Description of warrants			the Company issued a total of 5,129,900 warrants to purchase shares of common stock exercisable at $0.85 per share
Additional discount on debt			$ 2,564,950
Derivative liability values			461,238
Derivative liability values vested			$ 4,510,387
From January 24 2023 to June 6 2023 [Member] | CEO Member
Note Interest Rate			14.00%
Convertible notes payable			$ 100,000
Description of short term debt			The convertible note requires quarterly interest payments with the principal due at maturity eighteen months from issuance and is convertible at $3.20 per share of common stock
Description of warrants			the Company issued 200,000 warrants to purchase shares of common stock exercisable at $0.85 per share
Fair value of warrants			$ 209,180
Issue of warrants			200,000
Additional discount on debt			$ 100,000
Derivative liability values			$ 22,569
June 30 2023 [Member]
Note Interest Rate			14.00%
Convertible notes payable			$ 50,000
Description of short term debt			The convertible note requires quarterly interest payments with the principal due at maturity eighteen months from issuance and is convertible at $3.20 per share of common stock
Description of warrants			the Company issued a total of 100,000 warrants exercisable at $0.85 per share
Fair value of warrants			$ 65,389
Additional discount on debt			$ 28,334
Total consideration received percentage			57.00%
Minimum [Member]
Valuation capitalization				3,000,000
Maximum [Member]
Valuation capitalization				$ 6,000,000